Summary of significant accounting policies, Leases - determination of the appropriate discount rate to measure lease liabilities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 MXN ($)
Leases - determination of the appropriate discount rate to measure lease liabilities [Abstract]
Incremental change in borrowing rate	1.00%
Lease Liability [Member]
Leases - determination of the appropriate discount rate to measure lease liabilities [Abstract]
Effect of incremental change in borrowing rate	$ (7,201)
Right-of-use Asset [Member]
Leases - determination of the appropriate discount rate to measure lease liabilities [Abstract]
Effect of incremental change in borrowing rate	$ (7,201)